Note 5 - Capital Disclosures	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
5.	Capital disclosures

The Company's objectives, when managing capital, are to safeguard cash and cash equivalents as well as maintain financial liquidity and flexibility in order to preserve its ability to meet financial obligations and deploy capital to grow its businesses.

The Company's financial strategy is designed to maintain a flexible capital structure consistent with the objectives stated above and to respond to business growth opportunities and changes in economic conditions. In order to maintain or adjust its capital structure, the Company may
issue shares or issue debt (secured, unsecured, convertible and/or other types of available debt instruments).

There were
no
changes to the Company's capital management policy during the year. The Company is not
subject to any externally imposed capital requirements.